REGULATORY FRAMEWORK - Other Details (Details)	Jan. 01, 2021 $ / m	Aug. 01, 2019 $ / m	Nov. 06, 2018	Sep. 06, 2018	Aug. 14, 2018 $ / m item
4950/18
Regulatory framework
Number of representatives | item					2
Number of permanent representatives | item					1
Number of alternate representatives | item					1
4952/18
Regulatory framework
Provisional charge for communication services per minute					0.0108
1160/2018
Regulatory framework
Provisional charge for local origination or termination services per minute					0.0045
Provisional charge for local transit services per minute					0.0010
Provisional charge for long distance transport services per minute					0.0027
580/18
Regulatory framework
Calendar days to implement procedures				90 days
51/18
Regulatory framework
Calendar days to implement procedures			90 days
4,266/2019
Regulatory framework
Reference exchange rate applicable to the interconnection charges		45.25
Maximum exchange rate applicable in subsequent months		6.00%
1,510/20
Regulatory framework
Reference exchange rate applicable to the interconnection charges	83.36